Document and Entity Information	Aug. 28, 2025
Details
Registrant CIK	0001416090
Registrant Name	BLUSKY AI INC.
SEC Form	8-K
Period End date	Aug. 28, 2025
Tax Identification Number (TIN)	35-2302128
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55219
Entity Address, Address Line One	5330 South 900 East
Entity Address, Address Line Two	Suite 280
Entity Address, City or Town	Murray
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84117
City Area Code	801
Local Phone Number	312-8113
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false